LEASES AS LESSEE (Details 3)	Dec. 31, 2025 USD ($)
Leases As Lessee
2026	$ 841,825
2027	631,390
2028	405,763
2029	249,980
2030	247,244
2031 and thereafter	1,838,077
Total lease payments	4,214,279
Less: imputed interest	(611,918)
Total operating lease liabilities, net of interest	$ 3,602,361